Lease Obligations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Interest expense relating to lease obligations	$ 0.2	$ 0.2
Total cash outflow relating to lease obligations	$ 1.9	$ 1.7